Hedge Accounting - Schedule of the Effect of Hedge Accounting on the Financial Position and Performance (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 116,430,000,000	R$ 126,549,000,000
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	11,868,000,000	12,457,000,000
Book Value of the hedged item, Liabilities	7,436,000,000	9,124,000,000
Fair value of the hedge item, Assets	12,216,000,000	12,602,000,000
Fair value of the hedge item, Liabilities	8,195,000,000	9,167,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(411,000,000)	103,000,000
Nominal Value	19,431,000,000	21,591,000,000
Variation in value recognized in income	426,000,000	(93,000,000)
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	7,386,000,000	7,066,000,000
Fair value of the hedge item, Assets	7,642,000,000	7,119,000,000
Variation in the amounts used to calculate hedge ineffectiveness	256,000,000	53,000,000
Nominal Value	7,386,000,000	7,066,000,000
Variation in value recognized in income	(264,000,000)	(54,000,000)
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value of the hedged item, Liabilities	7,436,000,000	9,124,000,000
Fair value of the hedge item, Liabilities	8,195,000,000	9,167,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(759,000,000)	(43,000,000)
Nominal Value	7,436,000,000	9,124,000,000
Variation in value recognized in income	775,000,000	43,000,000
Fair value hedge [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	4,482,000,000	5,391,000,000
Fair value of the hedge item, Assets	4,574,000,000	5,483,000,000
Variation in the amounts used to calculate hedge ineffectiveness	92,000,000	93,000,000
Nominal Value	4,609,000,000	5,401,000,000
Variation in value recognized in income	R$ (85,000,000)	R$ (82,000,000)